Document and Entity Information	12 Months Ended
May 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2012
Registrant Name	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	0000880366
Amendment Flag	false
Document Creation Date	May 24, 2012
Document Effective Date	May 31, 2012
Prospectus Date	May 31, 2012